Income taxes - Tax effects of the significant components of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Accounts Receivable	$ 1,346	$ 916
Accrued expenses	4,461	3,735
Deferred revenues	2,679	3,570
Other assets	5,721	9,655
Unrealized gain/loss	94	74
Debt issuance costs	3,176	1,199
Operating losses and tax attributes	177,853	135,219
Total deferred tax assets	195,330	154,368
Valuation allowances	(165,157)	(133,856)
Total tax assets	30,173	20,512
Other identifiable intangible assets, net	(32,834)	(43,247)
Other liabilities	(21,012)	(7,785)
Goodwill	(4,233)	(42)
Fixed Assets, net	(1,153)	(238)
Total deferred tax liabilities	(59,232)	(51,312)
Net deferred tax liabilities	$ (29,059)	$ (30,800)